INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite-lived intangible assets
Gross carrying amount		¥ 142,842	¥ 204,637
Less: accumulated amortization		(86,235)	(112,225)
Intangible assets, net	$ 8,131	56,607	92,412
Trade name
Finite-lived intangible assets
Gross carrying amount		43,878	48,908
Intangible assets, net		43,878	48,908
Brand
Finite-lived intangible assets
Gross carrying amount		5,920	5,920
Intangible assets, net		5,920	5,920
Student populations
Finite-lived intangible assets
Gross carrying amount		39,817	39,818
Less: accumulated amortization		(39,288)	(38,476)
Intangible assets, net		529	1,342
Software
Finite-lived intangible assets
Gross carrying amount		37,024	35,421
Less: accumulated amortization		(34,945)	(34,200)
Intangible assets, net		2,079	1,221
Customer relationships
Finite-lived intangible assets
Gross carrying amount		5,270	5,270
Less: accumulated amortization		(5,270)	(5,270)
Cooperative agreements
Finite-lived intangible assets
Gross carrying amount		5,230	5,230
Less: accumulated amortization		(4,570)	(4,062)
Intangible assets, net		660	1,168
Favorable leases
Finite-lived intangible assets
Gross carrying amount			63,237
Less: accumulated amortization			(29,384)
Intangible assets, net			33,853
Non-compete agreements
Finite-lived intangible assets
Gross carrying amount		833	833
Less: accumulated amortization		(833)	¥ (833)
Trademark
Finite-lived intangible assets
Gross carrying amount		2,322
Less: accumulated amortization		(582)
Intangible assets, net		1,740
Workforce
Finite-lived intangible assets
Gross carrying amount		1,870
Less: accumulated amortization		(702)
Intangible assets, net		1,168
License
Finite-lived intangible assets
Gross carrying amount		678
Less: accumulated amortization		(45)
Intangible assets, net		¥ 633